Commitments (Other Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Commitments	$ 163,897	$ 155,141
Commitments to extend credit [Member]
Other Commitments [Line Items]
Commitments	151,981	142,489
Commitments to extend credit [Member] | Total commercial lending [Member]
Other Commitments [Line Items]
Commitments	108,256	101,252
Commitments to extend credit [Member] | Home Equity Lines of Credit [Member]
Other Commitments [Line Items]
Commitments	17,438	17,268
Commitments to extend credit [Member] | Credit Card [Member]
Other Commitments [Line Items]
Commitments	22,095	19,937
Commitments to extend credit [Member] | Other [Member]
Other Commitments [Line Items]
Commitments	4,192	4,032
Standby letters of credit [Member]
Other Commitments [Line Items]
Commitments	8,324	8,765
Standby letters of credit [Member] | Remarketing Programs [Member]
Other Commitments [Line Items]
Commitments	3,900	4,700
Reinsurance Agreements [Member]
Other Commitments [Line Items]
Commitments	1,835	2,010
Reinsurance Agreements [Member] | Accidental Death and Dismemberment [Member]
Other Commitments [Line Items]
Maximum Exposure	1,500	1,600
Reinsurance Agreements [Member] | Credit Life Accident and Health [Member]
Other Commitments [Line Items]
Maximum Exposure	300	400
Standby bond purchase agreements [Member]
Other Commitments [Line Items]
Commitments	790	911
Other commitments [Member]
Other Commitments [Line Items]
Commitments	967	966
Other commitments [Member] | Investments in qualified affordable housing projects [Member]
Other Commitments [Line Items]
Commitments	$ 500	$ 500